Stockholders' deficiency - Summary of outstanding warrants (Details 7)	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	24,864,009
CDN $0.50 warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	2,189,000	[1]
Issued as broker warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	105,000	[2]
Issued for patents
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	500,000	[3]
Issued for services
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	345,000	[4]
Investor Warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	13,125,002	[5]
Dividend Warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	3,250,007	[6]
Placement Agent
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	5,050,000	[7]
Issued for services
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	300,000	[8]

[1]	All of the warrants expire on January 25, 2014. They are exercisable at $1.20 per warrant until that date. A total of 20,000 warrants are exercisable for no additional consideration. Subsequent to December 31, 2013 the 20,000 warrants were exercised for no additional consideration and the remaining 2,169,000 expired (note 13).
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain of the CDN $0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014. On March 1, 2014, 5,000 warrants expired (note 13).
[3]	The Company issued 500,000 warrants to Valent (note 4). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.
[4]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.
[5]	The Investor Warrants were issued as part of the Company's $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 8(f)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.
[6]	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.
[7]	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.
[8]	The warrants are exercisable on a cashless basis at a price of $1.76 per warrant until September 12, 2018.